Net fee income (Tables)	6 Months Ended
Jun. 30, 2025
Analysis of income and expense [abstract]
Summary of net fee income

	Half-year to
	30 Jun 2025	30 Jun 2024
	$m	$m
Net fee income by product
Funds under management	1,355	1,206
Cards	1,388	1,395
Credit facilities	694	754
Account services	734	760
Broking income	769	626
Unit trusts	659	515
Underwriting	385	369
Global custody	457	401
Remittances	418	399
Imports/exports	294	313
Insurance agency commission	237	183
Other	1,250	1,237
Fee income	8,640	8,158
Less: fee expense	(1,997)	(1,958)
Net fee income	6,643	6,200
Net fee income by business segment
Hong Kong	1,435	1,154
UK	907	891
CIB	2,217	2,223
IWPB	2,085	1,922
Corporate Centre	(1)	10